Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of deposits from customers [line items]
Deposits subject to bank recapitalization Bail-in	$ 16,589	$ 53
Deposits	366,796	357,083
Financial liabilities designated at fair value through profit or loss	105,131	16
Total deposits	1,018,962	966,143
Business and government [member]
Disclosure of deposits from customers [line items]
Total deposits	366,796	357,083
Loan commitments and financial guarantees [member]
Disclosure of deposits from customers [line items]
Financial liabilities designated at fair value through profit or loss	31	16
U.S. Dollar [member]
Disclosure of deposits from customers [line items]
Total deposits	580,000	548,000
Other Currency [member]
Disclosure of deposits from customers [line items]
Total deposits	52,000	55,000
Covered Bondholders [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	40,000	36,000
TD Capital Trust IV [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	$ 1,000	$ 2,000